Adirondack Small Cap Fund

Incorporated herein by reference is the definitive version of the prospectus for the Adirondack Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 22, 2011 (SEC Accession No. 0001162044-11-000776).